Restructuring Costs - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	$ 900	$ 5,210
Fiscal 2016 October Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	17
Fiscal 2015 March Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	260
Other Restructuring Activities [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation, current	623	1,113
Restructuring costs incurred to date	42,607
Accrued restructuring obligation, non-current		$ 157
Other Restructuring Activities [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	27,444
Other Restructuring Activities [Member] | Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	12,651
Other Restructuring Activities [Member] | Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	$ 2,512